INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
INVESTMENTS
Schedule of short-term investments

	As of December 31,
	2022	2023	2023
	RMB	RMB	USD
	(As adjusted)
Wealth management products	156,031,572	287,711,617	40,523,334
Time deposits	30,000,000	130,000,000	18,310,117
Total	186,031,572	417,711,617	58,833,451

Schedule of total unrealized and realized gains and losses of Investments in equity securities

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
	(As adjusted)	(As adjusted)
Total net losses recognized	(9,195,509)	(2,622,450)	(15,344,616)	(2,161,244)
Less: Net realized (losses) gains on equity securities sold	(452,014)	11,294,390	—	—
Net unrealized losses recognized on equity securities held	(8,743,495)	(13,916,840)	(15,344,616)	(2,161,244)

Schedule of long-term investments

	As of December 31,
	2022	2023	2023
	RMB	RMB	USD
	(As adjusted)
Equity method investments
Shanghai Wiselong Enterprise Management Co., Ltd(“Wiselong”)	26,118,102	25,630,564	3,609,989
Other	9,795,562	7,274,032	1,024,526
Equity securities with readily determinable fair values	27,408,447	38,324,789	5,397,934
Equity securities without readily determinable fair values	9,826,143	9,826,143	1,383,984
Available-for-sale debt investment	103,706,206	103,703,272	14,606,300
Total	176,854,460	184,758,800	26,022,733

Summary of unrealized and realized gains and losses of equity securities in current assets with readily

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
	(As adjusted)	(As adjusted)
Total net gains (losses) recognized	15,623,340	(15,126,672)	9,966,512	1,403,754
Less: Net realized gains on equity securities sold	14,058,448	—	—	—
Net unrealized gains (losses) recognized on equity securities held	1,564,892	(15,126,672)	9,966,512	1,403,754

Schedule of total unrealized and realized gains and losses of equity securities without readily determinable

	As of December 31,
	2022	2023	2023
	RMB	RMB	USD
	(As adjusted)
Initial cost	51,523,212	51,523,212	7,256,893
Cumulative unrealized gains	302,931	302,931	42,667
Cumulative unrealized losses (including impairment)	(42,000,000)	(42,000,000)	(5,915,576)
Total carrying value	9,826,143	9,826,143	1,383,984

Reconciliation of investment from amortized cost to fair value

	As of December 31, 2022 (As adjusted)
			Gross
		Gross	unrecognized	Gross	Gross
	Amortized	unrecognized	holding	unrealized	unrealized
	cost	holding gains	losses	gains	losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB
Wealth management products	156,031,572	—	—	—	—	156,031,572
Available-for-sale debt securities of Yibon	103,701,474	—	—	2,791,663	(2,786,931)	103,706,206

	As of December 31, 2023
			Gross
		Gross	unrecognized	Gross	Gross
	Amortized	unrecognized	holding	unrealized	unrealized
	cost	holding gains	losses	gains	losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB
Wealth management products	287,711,617	—	—	—	—	287,711,617
Available-for-sale debt securities of Yibon	103,701,474	—	—	2,791,663	(2,789,865)	103,703,272